SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2021, the significant non-cash investing and financing transactions were as follows:

•	1,107,035 shares issued with a value of $385,000 in connection with mineral property acquisitions;
•	Received 287,300 common shares of First Majestic in connection with the Silver Purchase Agreement (initial recognition - $5,631,000, December 31, 2021 – nil) (Note 11); and
•	Received 100,000,000 common shares of Auteco (initial recognition - $8,640,000, December 31, 2021 – $6,720,000) in connection with the Auteco Earn-In Agreement (Note 8).

During the year ended December 31, 2020, significant non-cash investing and financing transactions were as follows:

•	24,220 shares issued with a value of $4,000 in connection with a mineral property acquisition in 2016;
•	3,000,000 shares issued with a value of $1,215,000 in connection with acquisition of the East Cedartree claims; and
•	Received 25,000,000 common shares of Auteco with a fair value of $740,000 in connection with the Earn-In Agreement (Note 6(b)), 805,698 shares of First Majestic with a fair value of $10,394,000 in connection with the Silver Purchase Agreement (Note 11), 43.33 million shares of Treasury Metals with a fair value of $78,000,000 and 11.67 million Treasury Metals Warrants with a fair value of $9,812,000 in connection with the Treasury Share Purchase Agreement (Note 7).